Net Loss Per Share - Schedule of Company's Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (25,864)	$ (19,633)	$ (26,896)	$ (24,986)	$ (45,497)	$ (51,882)	$ (100,607)	$ (83,109)
Weighted Average Number of Shares Outstanding, Basic	21,808,064		13,939,366		19,751,933	13,931,419	13,935,769	12,848,484
Weighted Average Number of Shares Outstanding, Diluted	21,808,064		13,939,366		19,751,933	13,931,419	13,935,769	12,848,484
Earnings Per Share, Basic	$ (1.19)		$ (1.93)		$ (2.3)	$ (3.72)	$ (7.22)	$ (6.47)
Earnings Per Share, Diluted	$ (1.19)		$ (1.93)		$ (2.3)	$ (3.72)	$ (7.22)	$ (6.47)